Consolidated Statements of Operations (Parenthetical) - shares			2 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Dec. 31, 2020
Share dividend	0.1
Mcap Acquisition Corp
Share dividend		718,750
Common Class B [Member]
Share dividend		0.1
Common Class B [Member] | Mcap Acquisition Corp
Number Of Shares Subject To Forfeiture			1,031,250
Share dividend	0.1	0.1	0.1